Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Recognized benefit resulting from decrease in fair value of derivative warrant liabilities	$ 3,500	$ 20,800
Fair value, liabilities, Level 1 to Level 2 transfers, amount	0	0
Fair value, liabilities, Level 2 to Level 1 transfers, amount	0	0
Fair value, measurement with unobservable inputs reconciliation, liability, transfers into Level 3	0	0
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of Level 3	$ 0	$ 0